As filed with the Securities and Exchange Commission on September 28, 2011

1933 Act Registration No. 333-175301

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 1	☒

VIRTUS INSIGHT TRUST

(Virtus Tax-Exempt Bond Fund)

[Exact Name of Registrant as Specified in Charter]

Area Code and Telephone Number: (800) 243-1574

101 Munson Street

Greenfield, Massachusetts 01301

(Address of Principal Executive Offices)

Kevin J. Carr, Esq.

Vice President, Chief Legal Officer,

Counsel and Secretary for the Registrant

Virtus Investment Partners, Inc.

100 Pearl Street

Hartford, Connecticut 06103

(Name and Address of Agent for Service)

Copies of All Correspondence to:

David C. Mahaffey, Esq.

Sullivan & Worcester LLP

1666 K Street, N.W.

Washington, D.C. 20006

This Amendment to the Registration Statement on Form N-14 of the Virtus Insight Trust, filed with the Securities and Exchange Commission on July 1, 2011 (Accession No. 0001193125-11-180483; File No. 333-175301), as amended, is being filed to add Exhibit (12) to the Registration Statement. No information contained in Parts A or B of the Registration Statement, as amended, which are incorporated herein by reference in their entirety, is amended, deleted or superceded hereby.

It is proposed that this filing will become effective:

☒	immediately on filing pursuant to paragraph (b)
☐	on pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485
☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

VIRTUS INSIGHT TRUST

PART C—OTHER INFORMATION

Item	15. Indemnification

Under Section 4.3 of the Registrant’s Declaration of Trust, any past or present Trustee or officer of the Registrant (including persons who serve at the Registrant’s request as directors, officers or trustees of another organization in which the Registrant has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a “Covered Person”) shall be indemnified to the fullest extent permitted by law against all liability and all expenses reasonably incurred by him or her in connection with any claim, action, suit or proceeding to which he or she may be a party or otherwise involved by reason of his or her being or having been a Covered Person. That provision does not authorize indemnification when it is determined, in the manner specified in the Declaration of Trust, that such Covered Person has not acted in good faith in the reasonable belief that his or her actions were in or not opposed to the best interests of the Registrant. Moreover, that provision does not authorize indemnification when it is determined, in the manner specified in the Declaration of Trust, that such covered person would otherwise be liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. Expenses may be paid by the Registrant in advance of the final disposition of any claim, action, suit or proceeding upon receipt of an undertaking by such Covered Person to repay such expenses to the Registrant in the event that it is ultimately determined that indemnification of such expenses is not authorized under the Declaration of Trust and the Covered Person either provides security for such undertaking or insures the Registrant against losses from such advances or the disinterested Trustees or independent legal counsel determines, in the manner specified in the Declaration of Trust, that there is reason to believe the Covered Person will be found to be entitled to indemnification. This description is modified in its entirety by the provision of Section 4.3 of the Registrant’s Declaration of Trust contained in the Registration Statement filed on December 12, 1995 as Exhibit No. 1 and incorporated herein by reference.

The Investment Advisory Agreement, Underwriting Agreement, Custodian Agreement and Transfer Agency Agreement, as amended, each provides that the Trust will indemnify the other party (or parties, as the case may be) to the Agreement for certain losses.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “Securities Act”), may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in connection with the successful defense of any claim, action, suit or proceeding) is asserted against the Registrant by such Trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Registrant and its Trustees, officers and employees are insured, under a policy of insurance maintained by the Registrant, within the limits and subject to the limitations of the policy, against certain expenses in connection with the defense of actions, suits or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings, to which they are parties by reason of being or having been such Trustees or officers. The policy expressly excludes coverage for any Trustee or officer for any claim arising out of any fraudulent act or omission, any dishonest act or omission or any criminal act or omission of the Trustee or officer.

Item	16. Exhibits

1(a).	Declaration of Trust of the Registrant, dated December 6, 1995, filed via EDGAR with initial Registration Statement (File No. 033-64915) on December 12, 1995 and incorporated herein by reference.

1(b).	Amendment to Declaration of Trust of the Registrant, dated November 4, 1996, filed via EDGAR with Post-Effective Amendment No. 3 (File No. 033-64915) on February 28, 1997 and incorporated herein by reference.

1(c).	Amendment to Declaration of Trust of the Registrant, dated June 6, 1997, filed via EDGAR with Post-Effective Amendment No. 5 (File 033-64915) on June 13, 1997 and incorporated herein by reference.

1(d).	Amendment to Declaration of Trust of the Registrant, dated November 2, 1998, filed via EDGAR with Post-Effective Amendment No. 9 (File No. 033-64915) on November 9, 1998 and incorporated herein by reference.

1(e).	Amendment to Declaration of Trust of the Registrant, dated February 18, 1999, filed via EDGAR with Post-Effective Amendment No. 10 (File No. 033-64915) on March 2, 1999 and incorporated herein by reference.

1(f).	Amendment to Declaration of Trust of the Registrant, dated May 1, 2000, filed via EDGAR with Post-Effective Amendment No. 14 (File 033-64915) on May 1, 2000 and incorporated herein by reference.

1(g).	Amendment to Declaration of Trust of the Registrant, dated September 5, 2000, filed via EDGAR with Post-Effective Amendment No. 16 (File No. 033-64915) on September 5, 2000 and incorporated herein by reference.

1(h).	Amendment to Declaration of Trust of the Registrant, dated May 18, 2006, filed via EDGAR with Post-Effective Amendment No. 44 (File No. 033-64915) on June 2, 2006 and incorporated herein by reference.

1(i).	Amendment to the Declaration of Trust of the Registrant, dated November 16, 2006, filed via EDGAR with Post-Effective Amendment No. 46 (File No. 033-64915) on April 24, 2007 and incorporated herein by reference.

1(j).	Amendment to the Declaration of Trust of the Registrant, dated October 20, 2008, filed via EDGAR with Post-Effective Amendment No. 48 (File No. 033-64915) on April 28, 2009 and incorporated herein by reference.

2.	Amended and Restated By-Laws of the Registrant, dated August 23, 2006, filed via EDGAR with Post-Effective Amendment No. 46 (File No. 033-64915) on April 24, 2007 and incorporated herein by reference.

3.	Not applicable.

4.	Form of Agreement and Plan of Reorganization. Exhibit A to the Prospectus/Proxy Statement contained in Part A of this Registration Statement.

5.	None other than as set forth in Exhibits 1 and 2.

6(a).	Investment Advisory Agreement between Registrant and Virtus Investment Advisers , Inc. (“VIA”), dated May 18, 2006, filed via EDGAR with Post-Effective Amendment No. 44 (File No. 033-64915) on June 2, 2006 and incorporated herein by reference.

6(b).	Subadvisory Agreement between VIA and Harris Investment Management, Inc. (“Harris”), dated May 18, 2006, filed via EDGAR with Post-Effective Amendment No. 44 (File No. 033-64915) on June 2, 2006 and incorporated herein by reference.

6(c).	Subadvisory Agreement between VIA and Vontobel Asset Management, Inc. (“Vontobel”), dated May 18, 2006, filed via EDGAR with Post-Effective Amendment No. 44 (File No. 033-64915) on June 2, 2006 and incorporated herein by reference.

6(d).	Subadvisory Agreement between VIA and HIM Monegy, Inc. (“HIM Monegy”) dated May 18, 2010, filed via EDGAR with Post-Effective Amendment No. 52 (File No. 033-64915) on April 28, 2011 and incorporated herein by reference.

6(e).	First Amendment to Subadvisory Agreement between VIA and Vontobel, dated January 1, 2010, filed via EDGAR with Post-Effective Amendment No. 50 (File No. 033-64915) on February 25, 2010 and incorporated herein by reference.

6(f).	First Amendment to Investment Advisory Agreement between Registrant and VIA, dated January 1, 2010, filed via EDGAR with Post-Effective Amendment No. 50 (File No. 033-64915) on February 25, 2010 and incorporated herein by reference.

7(a).	Distribution Agreement between Registrant and VP Distributors, Inc. (“VP Distributors”), dated May 18, 2006, filed via EDGAR with Post-Effective Amendment No. 44 (File No. 033-64915) on June 2, 2006 and incorporated herein by reference.

7(b).	Form of Sales Agreement between VP Distributors and dealers (March 25, 2011), filed via EDGAR with Post-Effective Amendment No. 52 (File No. 033-64915) on April 28, 2011 and incorporated herein by reference.

8.	None.

9(a).	Custodian Services Agreement between Registrant and PFPC Trust dated November 23, 2009, filed via EDGAR with Post-Effective Amendment No. 50 (File No. 033-64915) on February 25, 2010 and incorporated herein by reference.

9(b).	Master Custody Agreement between Registrant and The Bank of New York Mellon dated November 5, 2009, filed via EDGAR with Post-Effective Amendment No. 50 (File No. 033-64915) on February 25, 2010 and incorporated herein by reference.

9(c).	Foreign Custody Manager Agreement between Registrant and the Bank of New York Mellon, dated November 5, 2009, filed via EDGAR with Post-Effective Amendment No. 50 (File No. 033-64915) on February 25, 2010 and incorporated herein by reference.

9(d).	Letter of Delegation pursuant to Rule 17f-5 and Rule 17f-7 under the Investment Company Act of 1940 between Registrant and PFPC Trust Company, dated November 23, 2009, filed via EDGAR with Post-Effective Amendment No. 50 (File No. 033-64915) on February 25, 2010 and incorporated herein by reference.

9(e).	First Amendment to Master Custody Agreement between Registrant and The Bank of New York Mellon dated September 14, 2010, filed via EDGAR with Post-Effective Amendment No. 52 (File No. 033-64915) on April 28, 2011 and incorporated herein by reference.

9(f).	Second Amendment to Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 25, 2011, filed via EDGAR with Post-Effective Amendment No. 52 (File No. 033-64915) on April 28, 2011 and incorporated herein by reference.

9(g).	Third Amendment to Master Custody Agreement between Registrant and The Bank of New York Mellon dated March 15, 2011, filed via EDGAR with Post-Effective Amendment No. 52 (File No. 033-64915) on April 28, 2011 and incorporated herein by reference.

9(h).	First Amendment to Foreign Custody Manager Agreement between Registrant and The Bank of New York Mellon dated September 14, 2010, filed via EDGAR with Post-Effective Amendment No. 52 (File No. 033-64915) on April 28, 2011 and incorporated herein by reference.

9(i).	Second Amendment to Foreign Custody Manager Agreement between Registrant and The Bank of New York Mellon dated February 25, 2011, filed via EDGAR with Post-Effective Amendment No. 52 (File No. 033-64915) on April 28, 2011 and incorporated herein by reference.

9(j).	Third Amendment to Foreign Custody Manager Agreement between Registrant and The Bank of New York Mellon dated September 14, 2010, filed via EDGAR with Post-Effective Amendment No. 52 (File No. 033-64915) on April 28, 2011 and incorporated herein by reference.

9(k).	First Amendment to Letter of Delegation pursuant to Rule 17f-5 and Rule 17f-7 under the Investment Company Act of 1940 between Registrant and PFPC Trust Company, dated June 30, 2010, filed via EDGAR with Post-Effective Amendment No. 52 (File No. 033-64915) on April 28, 2011 and incorporated herein by reference.

9(l).	First Amendment to Custodian Services Agreement between Registrant and PFPC Trust dated June 30, 2010, filed via EDGAR with Post-Effective Amendment No. 52 (File No. 033-64915) on April 28, 2011 and incorporated herein by reference.

10(a).	Class A Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940, dated March 1, 2007, filed via EDGAR with Post-Effective Amendment No. 46 (File No. 033-64915) on April 24, 2007 and incorporated herein by reference.

10(b).	Class C Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940, dated March 1, 2007, filed via EDGAR with Post-Effective Amendment No. 46 (File No. 033-64915) on April 24, 2007 and incorporated herein by reference.

10(c).	A Shares Amended and Restated Shareholder Services Plan Not Pursuant to Rule 12b-1 under the Investment Company Act of 1940, dated March 1, 2007, filed via EDGAR with Post-Effective Amendment No. 46 (File No. 033-64915) on April 24, 2007 and incorporated herein by reference.

10(d).	I Shares Amended and Restated Shareholder Services Plan Not Pursuant to Rule 12b-1 under the Investment Company Act of 1940, dated March 1, 2007, filed via EDGAR with Post-Effective Amendment No. 46 (File No. 033-64915) on April 24, 2007 and incorporated herein by reference.

10(e).	Amended and Restated Plan Pursuant to Rule 18f-3 under the Investment Company Act of 1940, adopted August 19, 2009, filed via EDGAR with Post-Effective Amendment No. 50 (File No. 033-64915) on February 25, 2010 and incorporated herein by reference.

10(f).	First Amendment to Amended and Restated Plan Pursuant to Rule 18f-3 under the Investment Company Act of 1940, adopted June 30, 2010, filed via EDGAR with Post-Effective Amendment No. 52 (File No. 033-64915) on April 28, 2011 and incorporated herein by reference.

10(g).	Second Amendment to Amended and Restated Plan Pursuant to Rule 18f-3 under the Investment Company Act of 1940, adopted September 14, 2010, filed via EDGAR with Post-Effective Amendment No. 52 (File No. 033-64915) on April 28, 2011 and incorporated herein by reference.

10(h).	Third Amendment to Amended and Restated Plan Pursuant to Rule 18f-3 under the Investment Company Act of 1940, adopted March 15, 2011, filed via EDGAR with Post-Effective Amendment No. 52 (File No. 033-64915) on April 28, 2011 and incorporated herein by reference.

11.	Opinion and Consent of Kevin J. Carr, Esq. relating to the legality of shares. Filed via EDGAR with the Registration Statement (File No. 333-175301) on Form N-14 on July 1, 2011 and incorporated herein by reference.

12.	Tax opinion and consent of counsel. Filed herewith.

13(a).	Second Amended and Restated Expense Limitation Agreement between Registrant and VIA dated August 23, 2007, filed via EDGAR with Post-Effective Amendment No. 47 (File No. 033-64915) on April 28, 2008 and incorporated herein by reference.

13(b).	Fee Waiver Agreement (Class I Shares) between Registrant and VP Distributors dated May 1, 2007, filed via EDGAR with Post-Effective Amendment No. 47 (File No. 033-64915) on April 28, 2008 and incorporated herein by reference.

13(c).	Amended and Restated Administration Agreement among the Virtus Mutual Funds and VP Distributors dated January 1, 2010, filed via EDGAR with Post-Effective Amendment No. 50 (File No. 033-64915) on February 25, 2010 and incorporated herein by reference.

13(d).	Sub-Administration and Accounting Services Agreement among the Virtus Mutual Funds and PNC Global Investment Servicing (U.S.) Inc. dated January 1, 2010, filed via EDGAR with Post-Effective Amendment No. 50 (File No. 033-64915) on February 25, 2010 and incorporated herein by reference.

13(e).	Amended and Restated Transfer Agency and Service Agreement between the Virtus Mutual Funds and VP Distributors, Inc., dated January 1, 2010, filed via EDGAR with Post-Effective Amendment No. 50 (File No. 033-64915) on February 25, 2010 and incorporated herein by reference.

13(f).	Amended and Restated Sub-Transfer Agency and Service Agreement between the Virtus Mutual Funds, VP Distributors, Inc. and Boston Financial Data Services, Inc., dated January 1, 2010, filed via EDGAR with Post-Effective Amendment No. 50 (File No. 033-64915) on February 25, 2010 and incorporated herein by reference.

13(g).	Amendment to Amended and Restated Transfer Agent and Service Agreement between the Virtus Mutual Funds and VP Distributors dated April 14, 2010, filed via EDGAR with Post-Effective Amendment No. 51 (File No. 033-64915) on April 28, 2010 and incorporated herein by reference.

13(h).	First Amendment to Amended and Restated Administration Agreement among the Virtus Mutual Funds and VP Distributors dated April 14, 2010, filed via EDGAR with Post-Effective Amendment No. 52 (File No. 033-64915) on April 28, 2011 and incorporated herein by reference.

13(i).	Second Amendment to Amended and Restated Administration Agreement among the Virtus Mutual Funds and VP Distributors dated June 30, 2010, filed via EDGAR with Post-Effective Amendment No. 52 (File No. 033-64915) on April 28, 2011 and incorporated herein by reference.

13(j).	Third Amendment to Amended and Restated Administration Agreement among the Virtus Mutual Funds and VP Distributors dated September 14, 2010, filed via EDGAR with Post-Effective Amendment No. 52 (File No. 033-64915) on April 28, 2011 and incorporated herein by reference.

13(k).	Fourth Amendment to Amended and Restated Administration Agreement among the Virtus Mutual Funds and VP Distributors dated January 1, 2011, filed via EDGAR with Post-Effective Amendment No. 52 (File No. 033-64915) on April 28, 2011 and incorporated herein by reference.

13(l).	Fifth Amendment to Amended and Restated Administration Agreement among the Virtus Mutual Funds and VP Distributors dated March 15, 2011, filed via EDGAR with Post-Effective Amendment No. 52 (File No. 033-64915) on April 28, 2011 and incorporated herein by reference.

13(m).	First Amendment to Sub-Administration and Accounting Services Agreement among the Virtus Mutual Funds and PNC Global Investment Servicing (U.S.) Inc. dated June 30, 2010, filed via EDGAR with Post-Effective Amendment No. 52 (File No. 033-64915) on April 28, 2011 and incorporated herein by reference.

13(n).	Second Amendment to Sub-Administration and Accounting Services Agreement among the Virtus Mutual Funds and PNC Global Investment Servicing (U.S.) Inc. dated September 14, 2010, filed via EDGAR with Post-Effective Amendment No. 52 (File No. 033-64915) on April 28, 2011 and incorporated herein by reference.

13(o).	Third Amendment to Sub-Administration and Accounting Services Agreement among the Virtus Mutual Funds and PNC Global Investment Servicing (U.S.) Inc. dated March 15, 2011, filed via EDGAR with Post-Effective Amendment No. 52 (File No. 033-64915) on April 28, 2011 and incorporated herein by reference.

13(p).	Second Amendment to Amended and Restated Transfer Agent and Service Agreement between the Virtus Mutual Funds and VP Distributors dated March 15, 2011, filed via EDGAR with Post-Effective Amendment No. 52 (File No. 033-64915) on April 28, 2011 and incorporated herein by reference.

13(q).	First Amended and Restated Schedule A to Sub-Transfer Agency and Service Agreement between the Virtus Mutual Funds, VP Distributors, Inc. and Boston Financial Data Services, Inc., effective as of June 30, 2010, filed via EDGAR with Post-Effective Amendment No. 52 (File No. 033-64915) on April 28, 2011 and incorporated herein by reference.

13(r).	Second Amended and Restated Schedule A to Sub-Transfer Agency and Service Agreement between the Virtus Mutual Funds, VP Distributors, Inc. and Boston Financial Data Services, Inc., effective as of September 14, 2010, filed via EDGAR with Post-Effective Amendment No. 52 (File No. 033-64915) on April 28, 2011 and incorporated herein by reference.

13(s).	Third Amended and Restated Schedule A to Sub-Transfer Agency and Service Agreement between the Virtus Mutual Funds, VP Distributors, Inc. and Boston Financial Data Services, Inc., effective as of March 15, 2011, filed via EDGAR with Post-Effective Amendment No. 52 (File No. 033-64915) on April 28, 2011 and incorporated herein by reference.

14.	Consent of PricewaterhouseCoopers LLP with respect to Virtus Intermediate Tax-Exempt Bond Fund and Virtus Tax-Exempt Bond Fund of the Registrant. Filed via EDGAR with the Registration Statement (File No. 333-175301) on Form N-14 on July 1, 2011 and incorporated herein by reference.

15.	Not Applicable.

16.	Power of Attorney for Dr. Leroy Keith, Jr., Philip R. McLoughlin, Geraldine M. McNamara, James M. Oates, Richard E. Segerson, Ferdinand L. J. Verdonck, and George R. Aylward. Filed via EDGAR with the Registration Statement (File No. 333-175301) on Form N-14 on July 1, 2011 and incorporated herein by reference.

17.	Form of Proxy Card for Virtus Intermediate Tax-Exempt Bond Fund. Filed via EDGAR with the Registration Statement (File No. 333-175301) on Form N-14 on July 1, 2011 and incorporated herein by reference.

Item 17.	Undertakings.

(1)	The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus that is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)	The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933, this post effective amendment to the registration statement on Form N-14 has been signed on behalf of the Registrant, in the City of Hartford and State of Connecticut on the 28th day of September, 2011.

VIRTUS INSIGHT TRUST

By:	/s/ George R. Aylward
Name:	George R. Aylward
Title:	President

As required by the Securities Act of 1933, the following persons have signed this post effective amendment to the registration statement on Form N-14 in the capacities indicated on the 28th day of September, 2011.

Signatures	Title

/s/ George R. Aylward	President (Principal Executive Officer) and Trustee
George R. Aylward

/s/ W. Patrick Bradley	Chief Financial Officer and Treasurer (Principal Financial and Accounting Officer)
W. Patrick Bradley

/s/ Dr. Leroy Keith, Jr.	Trustee
Dr. Leroy Keith, Jr.*

/s/ Philip R. McLoughlin	Trustee and Chairman
Philip R. McLoughlin*

/s/ Geraldine M. McNamara	Trustee
Geraldine M. McNamara*

/s/ James M. Oates	Trustee
James M. Oates*

/s/ Richard E. Segerson	Trustee
Richard E. Segerson*

/s/ Ferdinand L. J. Verdonck	Trustee
Ferdinand L.J. Verdonck*

* By:	/s/ George R. Aylward
George R. Aylward
Attorney-in-fact, pursuant to powers of attorney.

Exhibits

12.	Tax opinion and consent of counsel.